Shareholder Report, Holdings (Details) - Pinnacle Value Fund	Jun. 30, 2026
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Hurco Cos [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Ingles Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Unifi [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
First Acceptance [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Weyco Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Culp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Seacor Marine [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Shoe Station [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Aersale [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
San Juan Royalty Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Hurco [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Diodes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Unifi Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Ingles Markets Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Heartland Express [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
San Juan Royalty Tr [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
Pet Med Express [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
Culp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Shoe Station Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Aersale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Government Money Market [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.40%
Consumer Goods And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Industrila Goods And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Apparel And Textiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Banks And Thrifts [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%